Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Parent Company Only Condensed Financial Information [Abstract]
Schedule of condensed balance sheets
Condensed Balance Sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 2(f)
ASSETS
Cash and cash equivalents	117,400	122,765	19,265
Amounts due from Youdao Group Companies	1,011,360	2,658,772	417,219
Prepayment and other current assets	9,277	229	36

Total assets	1,138,037	2,781,766	436,520

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Amounts due to NetEase Group	2,059	221	35
Accrued liabilities and other payables	3,655	2,573	403

Investments in subsidiaries and VIEs	2,536,385	3,328,600	522,330

Other non-current liabilities	4,043	2,411	378
Long-term loans from NetEase Group	—	255,028	40,019

Total liabilities	2,546,142	3,588,833	563,165

Shareholders’ deficit:
Class A ordinary shares, US$0.0001 par value	18	24	4
Class B ordinary shares, US$0.0001 par value	56	56	9
Additional paid-in capital	2,309,963	3,913,946	614,184
Accumulated deficit	(3,674,034)	(4,671,195)	(733,012)
Accumulated other comprehensive los s	(47,058)	(54,354)	(8,529)
Statutory reserves	2,950	4,456	699

Total shareholders’ deficit	(1,408,105)	(807,067)	(126,645)

Total liabilities and shareholders’ deficit	1,138,037	2,781,766	436,520

Schedule of condensed statements of operations and comprehensive loss
Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(f)
Operating expenses:
General and administrative expenses	(17,255)	(13,008)	(13,048)	(2,048)

Total operating expenses	(17,255)	(13,008)	(13,048)	(2,048)

Loss from operations	(17,255)	(13,008)	(13,048)	(2,048)
Interest income	5,396	22,060	5,246	823
Interest expense	—	—	(616)	(97)
Others, net	(4,492)	792	2,289	359
Share of loss of subsidiaries and VIEs	(585,152)	(1,762,633)	(989,148)	(155,219)
Loss before tax	(601,503)	(1,752,789)	(995,277)	(156,182)
Income tax expenses	—	—	(378)	(59)

Net loss	(601,503)	(1,752,789)	(995,655)	(156,241)
Accretions of convertible redeemable preferred shares to redemption value (Note 14)	(35,893)	—	—	—

Net loss attributable to ordinary shareholders of the Company	(637,396)	(1,752,789)	(995,655)	(156,241)

Net loss	(601,503)	(1,752,789)	(995,655)	(156,241)
Other comprehensive loss:
Foreign currency translation adjustment	(15,023)	(32,531)	(7,296)	(1,145)

Total other comprehensive los s	(15,023)	(32,531)	(7,296)	(1,145)

Total comprehensive loss	(616,526)	(1,785,320)	(1,002,951)	(157,386)
Accretions of convertible redeemable preferred shares to redemption value (Note 14)	(35,893)	—	—	—

Comprehensive loss attributable to ordinary shareholders of the Company	(652,419)	(1,785,320)	(1,002,951)	(157,386)

Schedule of condensed statements of cash flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(782)	14,409	(9,040)	(1,419)

Cash flows from investing activities:
Placement s of time deposits	(1,270,536)	(20,663)	(897,916)	(140,903)
Proceeds from maturities of time deposits	—	1,257,689	907,759	142,447
Loans to subsidiaries	(132,062)	(1,236,543)	(1,759,925)	(276,171)
Payment for long-term investment	—	(670)	—	—

Net cash used in investing activities	(1,402,598)	(187)	(1,750,082)	(274,627)

Cash flows from financing activities:
Proceeds from the issuance of IPO shares, net of issuance cost	630,364	—	—	—
Proceeds from concurrent private placement	881,662	—	—	—
Proceeds from long-term loans from NetEase Group	—	—	257,522	40,411
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)	—	—	1,498,627	235,167
Payment of offering expenses	—	(7,909)	—	—
Proceeds from issuance of ordinary shares pursuant to incentive plan	—	34,468	27,564	4,326

Net cash provided by financing activities	1,512,026	26,559	1,783,713	279,904

Effect of exchange rate changes on cash and cash equivalents	(771)	(34,691)	(19,226)	(3,016)

Net increase in cash and cash equivalents	107,875	6,090	5,365	842
Cash and cash equivalents at the beginning of the year	3,435	111,310	117,400	18,423

Cash and cash equivalents at the end of the year	111,310	117,400	122,765	19,265